Intangibles - Summary of Estimated Future Amortization on Intangibles (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Intangible assets, net	$ 269,398	$ 179,856	$ 100,205
Below-market Lease Intangibles
Finite Lived Intangible Assets Net		(32,656)	$ (6,701)
In-place Lease Intangibles
Finite Lived Intangible Assets [Line Items]
2021 (remaining)	22,387
2021 and 2022	52,405	39,432
2022 and 2023	34,753	22,828
2023 and 2024	26,027	17,289
2024 and 2025	21,120	12,885
2025		10,138
Thereafter	52,564	31,289
Intangible assets, net	209,256	133,861
Above Market Leases Intangibles
Finite Lived Intangible Assets [Line Items]
2021 (remaining)	1,264
2021 and 2022	4,580	3,782
2022 and 2023	4,080	3,301
2023 and 2024	2,916	2,868
2024 and 2025	2,279	1,883
2025		1,492
Thereafter	7,326	5,300
Intangible assets, net	22,445	18,626
Other
Finite Lived Intangible Assets [Line Items]
2021 (remaining)	820
2021 and 2022	3,569	2,747
2022 and 2023	3,484	2,738
2023 and 2024	3,470	2,653
2024 and 2025	3,338	2,639
2025		2,507
Thereafter	23,016	14,085
Intangible assets, net	37,697	27,369
Below Market Leases
Below-market Lease Intangibles
2021 (remaining)	(1,541)
2021 and 2022	(6,551)	(3,944)
2022 and 2023	(6,011)	(3,662)
2023 and 2024	(5,005)	(3,354)
2024 and 2025	(4,115)	(3,023)
2025		(2,740)
Thereafter	(18,085)	(15,933)
Finite Lived Intangible Assets Net	$ (41,308)	$ (32,656)